United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3387

(Investment Company Act File Number)

Federated U.S. Government Securities Fund: 2-5 Years
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  1/31/08

Date of Reporting Period:  Quarter ended 4/30/07

Item 1.                      Schedule of Investments

Federated U.S. Government Securities Fund: 2-5 Years

Portfolio of Investments

April 30, 2007 (unaudited)

Principal Amount or Shares	Value

		U.S. TREASURY--88.7%
$15,000,000	[1]	4.500%, 2/15/2009	$14,958,706
31,000,000		3.625%, 7/15/2009	30,389,080
25,000,000		4.625%, 11/15/2009	25,042,092
31,000,000	[1]	3.625%, 1/15/2010	30,282,083
55,000,000	[1]	4.750%, 2/15/2010	55,313,671
30,000,000		3.875%, 5/15/2010	29,467,965
37,000,000	[1]	4.375%, 12/15/2010	36,858,042
45,000,000		4.500%, 2/28/2011	45,002,326
42,000,000		4.750%, 3/31/2011	42,369,575
15,376,050	[2]	U.S. Treasury Inflation Protected Note, 2.375%, 4/15/2011	15,593,501
40,000,000		4.875%, 4/30/2011	40,535,768
20,000,000	[1]	4.750%, 1/31/2012	20,197,842
53,000,000	[1]	4.625%, 2/29/2012	53,256,154
26,027,030		U.S. Treasury Inflation Protected Note, 3.000%, 7/15/2012	27,322,999
37,000,000	[1]	4.000%, 11/15/2012	36,109,884
40,000,000	[1]	4.250%, 11/15/2014	39,169,296
		TOTAL U.S. TREASURY (IDENTIFIED COST $535,746,222)	541,868,984
		GOVERNMENT AGENCIES--9.7%
15,000,000		Federal Home Loan Bank System, 5.300%, 10/27/2011	15,063,788
10,000,000		Federal Home Loan Mortgage Corp., 5.500%, 2/13/2009	9,998,306
33,000,000		Federal National Mortgage Association, 6.000%, 5/15/2011	34,416,139
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $58,748,489)	59,478,233
		MUTUAL FUND--0.8%
4,772,130	[3,4]	Government Obligations Fund, 3.56% (IDENTIFIED COST $4,772,130)	4,772,130
		REPURCHASE AGREEMENTS—39.1%
$120,000,000		Interest in $1,000,000,000 joint repurchase agreement 5.240%, dated 4/30/2007 under which HSBC Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 5/1/2037 for $1,000,145,556 on 5/1/2007. The market value of the underlying securities at the end of the period was $1,029,409,460 (purchased with proceeds from securities lending collateral).	120,000,000
119,275,00		Interest in $620,580,000 joint repurchase agreement 5.240%, dated 4/30/2007 under which Merrill Lynch Government Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 5/25/2037 for $620,670,329 on 5/1/2007. The market value of the underlying securities at the end of the period was $639,197,474 (purchased with proceeds from securities lending collateral).	119,275,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	239,275,000
		TOTAL INVESTMENTS---138.3% (IDENTIFIED COST $838,541,841)[5]	845,394,347
		OTHER ASSETS AND LIABILITIES—NET—(38.3)%	(234,111,224)
		TOTAL NET ASSETS—100%	$611,283,123

1	Certain principal amounts or shares are temporarily on loan to unaffiliated broker/dealers.
As of April 30, 2007, securities subject to this type of arrangement and related collateral were as follows:
	Market Value of Securities Loaned	Market Value of Collateral
	$231,058,180	$239,275,000
2	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.
3	Affiliated company.
4	7-Day net yield.
5
At April 30, 2007, the cost of investments for federal tax purposes was $838,541,841. The net unrealized appreciation of investments for federal tax purposes was $6,852,506. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,880,121 and net unrealized depreciation from investments for those securities having an excess of cost over value of $27,615.

	At April 30, 2007, the Fund had the following outstanding futures contracts:
	Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
	6U.S. Treasury 2 Year Futures	200	$40,943,750	June 2007	$(16,224)
6	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

Investment Valuation

Market values of the Fund’s portfolio securities are determined as follows:

•
futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.  Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.  The Board of Trustees (the “Trustees”) may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

•
prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes or entities, interest rates, yield curves and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model determined by management incorporating interest rates, yield curves and other market data or factors;

•
for  fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

•	for investments in other open-end regulated investment companies, based on net asset value;

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities.  The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                                Federated U.S. Government Securities Fund: 2-5 Years

By                      /S/ _Richard A. Novak__

Richard A. Novak
Principal Financial Officer

Date                      June 13, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                      /S/ J. Christopher Donahue____

J. Christopher Donahue
Principal Executive Officer

Date                      June 13, 2007

By                      /S/ Richard A. Novak____

Richard A. Novak
Principal Financial Officer

Date                      June 13, 2007